SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Allowance For Credit Losses
The beginning accounts receivable balance as of January 1, 2022 was $20.0 million. The changes in the allowance for credit losses for the year ended December 31, 2023 were as follows (in thousands):
Allowance for credit losses

Balance at December 31, 2021	$(1,222)
Cumulative effect adjustments upon adoption of ASU 2016-13	—
Additions during 2022	(336)
Utilization of allowance for credit losses	60

Balance at December 31, 2022	(1,498)

Additions during 2023	(117)
Utilization of allowance for credit losses	157

Balance at December 31, 2023	(1,458)

Summary of Asset and Liabilities Measured at Fair Value
Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of March 31, 2024
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,137	$—	$—	$1,137

Total assets at fair value	$1,137	$—	$—	$1,137

	Assets at Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$888	$—	$—	$888

Total assets at fair value	$888	$—	$—	$888

Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$888	$—	$—	$888

Total assets at fair value	$888	$—	$—	$888

	Assets at Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,143	$—	$—	$1,143
Interest rate swap	—	476	—	476

Total assets at fair value	$1,143	$476	$—	$1,619